1. Organization and Nature of Operations: Going Concern (Policies)	3 Months Ended
Dec. 31, 2013
Policies
Going Concern

                Going Concern

                Although the Company had a positive gross margin for the three months ended December 31, 2013 and fiscal year 2013, it has incurred negative cash flows from operating activities and recurring net losses for those same periods.  The Company had positive working capital and positive stockholders equity as of December 31, 2013, however, it had negative working capital and negative stockholders equity as of September 30, 2013.  These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In order for the Company to eliminate substantial doubt about its ability to continue as a going concern, it must continue to improve gross margins, generate positive cash flows from operating activities and obtain the necessary debt or equity funding to meet its projected capital investment requirements.  Management’s plans with respect to this uncertainty include raising additional capital by issuing debt or equity securities and increasing the sales of the Company’s services and products.  During the three months ended December 31, 2013, the Company (1) completed the sale of $3,248,000, net of $477,229 of related costs, of Series F convertible preferred stock (“Series F preferred stock”); (2) converted $2,326,801 of debt and accrued interest to common stock; (3) converted $574,592 of debt and accrued interest to Series F preferred stock; and (4) converted $83,473 of debt and accrued interest to Series E preferred stock. There can be no assurance that the Company will be able to raise sufficient additional capital or that revenues will increase rapidly enough to offset operating losses.  If the Company is unable to increase revenues or obtain additional financing, it will be unable to continue the development of its products and may have to cease operations.